Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in Accumulated OCI	¥ 119,593	¥ 214,062	¥ 317,422	¥ 187,640
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	135,656	271,164
Prior service cost	(6,669)	(7,763)
Gross amount recognized in Accumulated OCI	128,987	263,401
Taxes	(81,747)	(122,871)
Net amount recognized in Accumulated OCI	47,240	140,530
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	111,820	143,070
Prior service cost	(17,936)	(21,710)
Gross amount recognized in Accumulated OCI	93,884	121,360
Taxes	(25,251)	(47,387)
Net amount recognized in Accumulated OCI	68,633	73,973
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	7,449	11,229
Prior service cost	(6,237)	(9,370)
Gross amount recognized in Accumulated OCI	1,212	1,859
Taxes	(358)	(534)
Net amount recognized in Accumulated OCI	¥ 854	¥ 1,325